INCOME AND MINING TAXES - Changes in net deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME AND MINING TAXES
Net deferred income and mining tax liabilities - beginning of year	$ 3,970,301	$ 1,089,520
Income and mining tax impact recognized in net income	52,041	168,109
Income tax impact recognized in other comprehensive income and equity	984	(11,169)
Net deferred income and mining tax liabilities - end of year	4,919,475	3,970,301
Kirkland
INCOME AND MINING TAXES
Deferred income tax assets (liability) acquired on business combinations		$ 2,723,841
Yamana
INCOME AND MINING TAXES
Deferred income tax assets (liability) acquired on business combinations	$ 896,149